Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.37

TPR Firm:		Date Submitted:	XXX 11:00:24
Client Name:	XXX	Report:	Final Tape Compare Report
Client Project:		Loans in report:	4

Report Date	Loan Number	Incenter ID	Seller Loan Number	Originator	Field	Final Tape Data	Reviewer Data	Comment
XXX	2023070692	XXX	XXX	XXX	FTHB Flag	XXX	XXX	Discrepancy
XXX	2023070691	XXX	XXX	XXX	Amortization Term	XXX	XXX	Discrepancy
XXX	2023070693	XXX	XXX	XXX	Note Date	XXX	XXX	Discrepancy